Long-term Debt and Capital Lease Obligations (Tables)	9 Months Ended
Sep. 30, 2015
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	September 30,2015	December 31,2014

Amended 2012 Credit Agreement	$2.666.688	$2.900.222
Senior Notes	5.396.165	5.514.947
Equity-neutral convertible bonds	421.386	451.653
Accounts receivable facility	296.000	341.750
Capital lease obligations	41.635	40.991
Other	105.614	144.321
Long-term debt and capital lease obligations	$8.927.488	$9.393.884
Less current portion	(576.622)	(313.607)
Long-term debt and capital lease obligations, less current portion	$8.350.866	$9.080.277

2006 Senior Credit Agreement Table
	Maximum Amount AvailableSeptember 30, 2015		Balance OutstandingSeptember 30, 2015

Revolving Credit USD	$1.000.000	$1.000.000	$763	$763
Revolving Credit EUR	€400.000	$448.120	€-	$-
USD Term Loan	$2.350.000	$2.350.000	$2.350.000	$2.350.000
EUR Term Loan	€282.000	$315.925	€282.000	$315.925
		$4.114.045		$2.666.688

	Maximum Amount AvailableDecember 31, 2014		Balance OutstandingDecember 31, 2014

Revolving Credit USD	$1.000.000	$1.000.000	$35.992	$35.992
Revolving Credit EUR	€400.000	$485.640	€-	$-
USD Term Loan	$2.500.000	$2.500.000	$2.500.000	$2.500.000
EUR Term Loan	€300.000	$364.230	€300.000	$364.230
		$4.349.870		$2.900.222

Accounts Receiable Facility
	Maximum Amount Available(1)		Balance Outstanding
	September 30,2015	December 31,2014	September 30,2015	December 31,2014

Accounts Receivable Facility	$800.000	$800.000	$296.000	$341.750

(1) Subject to availability of sufficient accounts receivable meeting funding criteria.